Financial risk management, objectives and policies (Tables)	12 Months Ended
Dec. 31, 2021
Financial risk management, objectives and policies [Abstract]
Maximum Credit Exposure
The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk at the reporting dates was:

(Dollars in thousands)	2021	2020
Cash and cash equivalents	$60,658	$68,641
Accounts receivable and accrued revenues	30,361	30,060
Maximum credit exposure	$91,018	$98,700

Contractual Maturities of Financial Liabilities
The following are contractual maturities of financial liabilities, including estimated interest payments on an undiscounted basis. Swap payments are the net effect from paying fixed rate/ receive LIBOR. The LIBOR interest spot rate at December 31, 2021 (and spot rate at December 31, 2020 for comparatives) is used as a basis for preparation.

As of December 31, 2021
		2 to 5	More than
(Dollars in thousands)	1 year	years	5 years	Total
Interest bearing loans	$24,112	$430,136	$120,724	$574,973
Interest rate swaps	8,929	4,961	-	13,890
Total	$33,041	$435,097	$120,724	$588,863

As of December 31, 2020
		2 to 5	More than
(Dollars in thousands)	1 year	years	5 years	Total
Interest bearing loans	$19,110	$475,441	$-	$494,552
Interest rate swaps	8,541	12,415	-	20,956
Total	$27,651	$487,857	$-	$515,507